NET REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
NET REVENUES
Schedule of net revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	U.S dollars in thousands		U.S dollars in thousands
Movantik® revenues	19,951	—	19,951	—
Other revenues	948	1,563	2,004	3,300
	20,899	1,563	21,955	3,300